BALANCE SHEET (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity:
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	120,000,000	120,000,000
Common stock, shares issued	1,200,000	1,000,000
Common stock, shares outstanding	1,200,000	1,000,000